Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Share-based compensation cost	$ 384	$ 443
Restricted Stock Units, Liability-Classified
Share-based compensation cost	$ 129	$ 212